Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible assets
14 Intangible assets

Accounting policy
On acquisition of a subsidiary or business, the purchase consideration is allocated between the net tangible and intangible assets other than goodwill on a fair value basis, with any excess purchase consideration representing goodwill. Goodwill is carried at fair value as at the date of acquisition less impairment charges. Acquired intangible assets are carried at their fair value as at the date of acquisition less accumulated amortisation. On disposal of a subsidiary or business, the attributable amount of goodwill is included in the determination of profit or loss recognised in the income statement.

Intangible assets acquired as part of business combinations comprise: market-related assets (e.g. trademarks, imprints, brands); customer-related assets (e.g. subscription bases, customer lists, customer relationships); editorial content; software and systems (e.g. application infrastructure, product delivery platforms, in-process research and development); and other intangible assets mainly comprising contract and rights related assets. Intangible assets, other than journal titles determined to have indefinite lives, are amortised on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets with finite lives are:

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   Market-related assets – 1 to 40 years
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   Customer-related assets – 1 to 20 years
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   Editorial content – 1 to 40 years
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   Software and systems – 1 to 10 years
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   Other – 3 to 20 years

Journal titles determined to have indefinite lives are not amortised and are subject to impairment review at least annually, including a review of events and circumstances to ensure that they continue to support an indefinite useful life.

Internally developed intangible assets typically comprise software and systems development where an identifiable asset is created that is probable to generate future economic benefits and are carried at cost less accumulated amortisation. Internally developed intangible assets are amortised on a straight line basis over their estimated useful lives of 3 to 15 years. Impairment reviews are carried out at least annually or where indicators of impairment are identified.

Impairment reviews
Goodwill and acquired intangible assets with an indefinite life are allocated to cash generating units (CGUs) and tested for impairment test at least annually or when there is an indicator that the asset may be impaired. An impairment loss is recognised in the income statement in administration and other expenses to the extent the carrying value of goodwill exceeds its recoverable amount and not subsequently reversed. The recoverable amount is the higher of fair value less costs to sell and value in use. The carrying amounts of all other intangible assets are reviewed where there are indications of possible impairment.

An impairment review involves a comparison of the carrying value of the asset with estimated values in use based on the latest management cash flow projections, approved by the Board. Key areas of judgement in estimating the values in use of businesses are the growth in cash flows over a forecast period of up to five years, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows. These calculations require the use of estimates in respect of forecast cash flows and discount rates. Where the asset does not generate cash flows that are independent from other assets, value in use estimates are made based on the cash flows of the CGU to which the asset belongs.

Critical judgements and key sources of estimation uncertainty
Management judgement is required to identify intangible assets on acquisition. The valuation of acquired intangible assets represents the estimated economic value in use, using standard valuation methodologies, including as appropriate, discounted cash flow, relief from royalty and comparable market transactions. Estimates used in determining the future cash flows and discount rates used may have a material effect on the reported amounts of these intangible assets.

The selection of appropriate amortisation periods for acquired intangible assets requires management to assess the longevity of the brands and imprints, the strength and stability of customer relationships, the market positions of the acquired assets and the technological and competitive risks that they face. Certain intangible assets in relation to acquired science and medical publishing businesses have been determined to have indefinite lives. The longevity of these assets is evidenced by their long-established and well-regarded journal titles, and their characteristically stable market positions.

Development spend encompasses investment in new products and other initiatives, ranging from the building of online delivery platforms, to launch costs of new services, to building new infrastructure and applications. Launch costs and other ongoing operating expenses of new products and services are expensed as incurred. The costs of building product applications, platforms and infrastructure are capitalised as internally generated intangible assets, where the investment they represent has demonstrable value and the technical and commercial feasibility is assured. Costs eligible for capitalisation must be incremental, clearly identified and directly attributable to a particular project. The resulting assets are amortised over their estimated useful lives. Judgement is required in the assessment of the potential value of a development project, the identification of costs eligible for capitalisation and the selection of appropriate asset lives. Where indicators of impairment are identified, estimates relating to the future cash flows and discount rates used in calculating the value in use of the intangible asset may have a material effect on the reported amounts of intangible assets.

The valuation of goodwill is no longer considered to be a key source of estimation uncertainty which could give rise to a risk of material misstatement given the consistent high level of headroom between the carrying amount of goodwill and recoverable amount of each CGU and no recent impairments being recorded.

	Goodwill	Market related £m	Customer related £m	Editorial content £m	Software and technology £m	Other £m	Total acquired intangible assets £m	Total internally developed intangible assets £m	Total intangible assets excluding goodwill £m
COST
As at 1 January 2020	6,824	2,436	1,564	632	569	2,434	7,635	3,041	10,676
Acquisitions	570	21	250	–	156	–	427	–	427
Additions	–	–	–	–	–	–	–	318	318
Disposals and other	(6)	–	(6)	(10)	(20)	(34)	(70)	(90)	(160)
Exchange translation differences	(164)	(66)	(58)	(8)	(17)	(19)	(168)	(18)	(186)
At 1 January 2021	7,224	2,391	1,750	614	688	2,381	7,824	3,251	11,075
Acquisitions	131	11	78	11	51	5	156	–	156
Additions	–	–	–	–	–	–	–	310	310
Disposals and other	(3)	(2)	2	(7)	–	(23)	(30)	(19)	(49)
Exchange translation differences	14	15	10	2	1	(13)	15	(31)	(16)
At 31 December 2021	7,366	2,415	1,840	620	740	2,350	7,965	3,511	11,476

ACCUMULATED AMORTISATION
As at 1 January 2020	–	1,236	993	483	365	2,370	5,447	1,777	7,224
Charge for the year*	–	134	103	40	77	22	376	319	695
Disposals and other	–	(7)	(7)	(1)	(19)	(36)	(70)	(78)	(148)
Exchange translation differences	–	(40)	(35)	(8)	(9)	(18)	(110)	(11)	(121)
At 1 January 2021	–	1,323	1,054	514	414	2,338	5,643	2,007	7,650
Charge for the year*	–	109	79	39	54	16	297	295	592
Disposals and other	–	(2)	(6)	1	–	(23)	(30)	(19)	(49)
Exchange translation differences	–	8	5	2	(1)	(12)	2	(23)	(21)
At 31 December 2021	–	1,438	1,132	556	467	2,319	5,912	2,260	8,172

NET BOOK AMOUNT
At 31 December 2020	7,224	1,068	696	100	274	43	2,181	1,244	3,425
At 31 December 2021	7,366	977	708	64	273	31	2,053	1,251	3,304

*
Includes impairments of acquired intangible assets of £13m (2020: £42m in Legal and £23m in Exhibitions), and an impairment of internally developed intangible assets of £29m in Exhibitions in 2020 which has been classified as exceptional. Refer to note 2 for further detail on the exceptional costs in Exhibitions in 2020.

The carrying amount of goodwill is shown after cumulative amortisation of £1,144m (2020: £1,151m), which was charged prior to the adoption of IFRS, and £8m (2020: £9m) of subsequent impairment charges recorded in prior years.
The Legal business has £663m of capitalised development costs associated with platforms and infrastructure.
Included in market and customer-related intangible assets are £112m (2020: £111m) of journal titles relating to Scientific, Technical & Medical determined to have indefinite lives based on an assessment of their historical longevity and stable market positions.
Impairment review
There were no charges for impairment of goodwill or indefinite lived intangible assets in 2021 (2020: nil).
Goodwill and indefinite lived intangible assets are compiled and assessed among groups of CGUs, which represent the lowest level at which goodwill is monitored by management. Typically, acquisitions are integrated into existing business areas, and the goodwill arising is allocated to the groups of CGUs that are expected to benefit from the synergies of the acquisition. As the business areas have become increasingly integrated and globalised, the current CGU allocation reflects the global leverage of assets, skills, knowledge and technology platforms, and the monitoring of goodwill by management.

GOODWILL	2021	2020
Risk	3,675	3,546
Scientific, Technical & Medical	1,683	1,669
Legal	1,406	1,395
Exhibitions	602	614
Total	7,366	7,224
The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2021		2020
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	9.8%	3%	10.6%	3%
Scientific, Technical & Medical	9.1%	3%	9.8%	3%
Legal	9.9%	2%	11.2%	2%
Exhibitions	11.7%	3%	12.6%	3%

The pre–tax discount rates used are based on the Group’s weighted average cost of capital, adjusted to reflect a risk premium specific to each business. The Group’s weighted average cost of capital is derived from a risk free rate, a market risk premium, a risk adjustment (beta) and a cost of debt adjustment. The Group’s weighted average cost of capital was calculated as at the 30 September 2021 when the impairment review was performed, and there were no indicators of impairment in the intervening period to 31 December 2021. The key assumptions within the forecast growth in the cash flows over a forecast period of up to five years are revenue growth, operating margin and cash conversion. Revenue growth and operating profit margin forecasts for each CGU are derived from past results adjusted by management based on salient current and future considerations. Cash conversion rates for each CGU are based on historical cash conversion rates. Nominal long–term market growth rates, which are applied after the forecast period of up to five years, do not exceed the long–term average growth prospects for the sectors and territories in which the businesses operate.
A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management: an increase in the discount rate of 0.5%, a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2.0%, and a decrease in the nominal long-term market growth rates of 0.5%. These sensitivity analyses show that no impairment charges would result from these scenarios. Refer to pages 95 and 96 for further details.